CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	$ 7,151	$ (5,924)	$ (5,436)
Net gains (losses) on cash flow hedging instruments, deferred income taxes	(338)	(1,410)	567
Pension liability adjustments, deferred income taxes	13,454	(11,095)	7,572
Unrealized gain (loss) on marketable securities, deferred income taxes	$ (3)	$ (18)	$ (3)